Segment Information - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2019 USD ($) Segment	Dec. 31, 2018 Segment	Dec. 31, 2016 USD ($)
Disclosure Of Operating Segments [Line Items]
Number of reportable segment | Segment	1	1
Revenue	$ 3,000,000		$ 11,546,971
Out-licensing
Disclosure Of Operating Segments [Line Items]
Revenue	3,000,000		10,250,000
Out-licensing | Hyundai Pharm Co., Ltd.
Disclosure Of Operating Segments [Line Items]
Revenue			250,000
Out-licensing | Bristol-Myers Squibb
Disclosure Of Operating Segments [Line Items]
Revenue			$ 10,000,000
Out-licensing | Commercialization Rights In Korea
Disclosure Of Operating Segments [Line Items]
Revenue	$ 3,000,000